VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2010
VARIABLE INTEREST ENTITIES [Abstract]
Variable Interest Entities Disclosure [Text Block]
NOTE S – VARIABLE INTEREST ENTITIES

On January 1, 2010, the Company adopted ASU 2009-17, “Consolidations (Topic 810): Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities.” ASU 2009-17 amends the consolidation guidance applicable to variable interest entities (“VIEs”) and requires additional disclosures concerning an enterprise’s continuing involvement with VIEs. The Company evaluated the impact of this guidance and determined that the adoption resulted in the January 1, 2010 consolidation of two additional joint ventures, an owner trust and an entity that is used to monetize accounts receivable. The Company elected prospective application of this guidance at adoption.

The following table summarizes the carrying amount of the assets and liabilities of the two additional joint ventures and the owner trust entity included in the Company’s consolidated balance sheet at January 1, 2010.

Assets and Liabilities of Newly Consolidated VIEs Included in the Consolidated Balance Sheet In millions	Jan 1, 2010
Current assets	$37
Property	209
Other noncurrent assets	3
Total assets	$249
Current liabilities	$76
Long-term debt	346
Total liabilities	$422

The carrying amounts of assets and liabilities pertaining to the entity used to monetize accounts receivable, included in the Company’s consolidated balance sheet at January 1, 2010, were current assets of $817 million (including $436 million of restricted cash) and current liabilities of $589 million.

Consolidated Variable Interest Entities
The Company holds a variable interest in five joint ventures for which the Company is the primary beneficiary. Three of the joint ventures are development stage enterprises, which will produce propylene oxide and hydrogen peroxide and provide terminal services in Thailand. The Company’s variable interest in these joint ventures relates to cost-plus arrangements between the joint venture and the Company, involving the majority of the output on take-or-pay terms and ensuring a guaranteed return to the joint ventures.

Another joint venture will construct, own and operate a membrane chlor-alkali facility to be located at the Company’s Freeport, Texas integrated manufacturing complex. The Company’s variable interests in this joint venture relate to equity options between the partners and a cost-plus off-take arrangement between the joint venture and the Company, involving proportional purchase commitments on take-or-pay terms and ensuring a guaranteed return to the joint venture. The Company will provide the joint venture with operation and maintenance services, utilities and raw materials; market the joint venture’s co-products; and toll convert the other partner’s proportional purchase commitments into ethylene dichloride. The joint venture is expected to begin operations in mid-2013.

The fifth joint venture was acquired through the acquisition of Rohm and Haas on April 1, 2009. This joint venture manufactures products in Japan for the semiconductor industry. Each joint venture partner holds several equivalent variable interests, with the exception of a royalty agreement held exclusively between the joint venture and the Company. In addition, the entire output of the joint venture is sold to the Company for resale to third-party customers.

The Company also holds a variable interest in an owner trust, for which the Company is the primary beneficiary. The owner trust leases an ethylene facility in The Netherlands to the Company, whereby substantially all of the rights and obligations of ownership are transferred to the Company. The Company’s variable interest in the owner trust relates to a residual value guarantee provided to the owner trust. Upon expiration of the lease, which matures in 2014, the Company may purchase the facility for an amount based on a fair market value determination. At December 31, 2010, the Company had provided to the owner trust a residual value guarantee of $363 million, which represents the Company’s maximum exposure to loss under the lease.

As the primary beneficiary of these VIEs, the entities’ assets, liabilities and results of operations are included in the Company’s consolidated financial statements. The other equity holders’ interests are reflected in “Net income attributable to noncontrolling interests” in the consolidated statements of income and “Noncontrolling interests” in the consolidated balance sheets. The following table summarizes the carrying amounts of the entities’ assets and liabilities included in the Company’s consolidated balance sheets at December 31, 2010 and December 31, 2009:

Assets and Liabilities of Consolidated VIEs In millions	Dec 31, 2010	Dec 31, 2009
Current assets (restricted 2010: $228)	$228	$102
Property (restricted 2010: $1,388)	1,388	455
Other noncurrent assets (restricted 2010: $122)	122	81
Total assets	$1,738	$638
Current liabilities (nonrecourse 2010: $190)	$837	$183
Long-term debt (nonrecourse 2010: $167)	513	125
Other noncurrent liabilities (nonrecourse 2010: $64)	64	43
Total liabilities	$1,414	$351

The Company holds a variable interest in an entity created in June 2010 to monetize accounts receivable of select European entities. The Company is the primary beneficiary of this entity as a result of holding subordinated notes while maintaining servicing responsibilities for the accounts receivable. The carrying amounts of assets and liabilities pertaining to this entity, included in the Company’s consolidated balance sheet at December 31, 2010, were current assets of $158 million (zero restricted) and current liabilities of $1 million ($1 million nonrecourse). Prior to the creation of this entity, the Company held a variable interest in another entity that was also used to monetize accounts receivable originated by several European subsidiaries. That arrangement was terminated in June 2010. No gain or loss was recognized as a result of terminating the arrangement.

Amounts presented in the consolidated balance sheets and the table above as restricted assets or nonrecourse obligations relating to consolidated VIEs at December 31, 2010 are adjusted for intercompany eliminations, parental guarantees and residual value guarantees.

In September 2001, Hobbes Capital S.A. (“Hobbes”), a former consolidated foreign subsidiary of the Company, issued $500 million of preferred securities in the form of equity certificates. The certificates provided a floating rate of return (which could be reinvested) based on LIBOR. Under the accounting guidance for consolidation, Hobbes was a VIE and the Company was the primary beneficiary. During the third quarter of 2008, the other partner of Hobbes redeemed its $674 million ownership in Hobbes. The minority ownership was redeemed in a non-cash transaction in exchange for a three-year note payable with a floating rate based on LIBOR, which was repaid in September 2009. Prior to redemption, the preferred return was included in “Net income attributable to noncontrolling interests” in the consolidated statements of income.

Nonconsolidated Variable Interest Entity
The Company holds a variable interest in a joint venture accounted for under the equity method of accounting, acquired through the acquisition of Rohm and Haas on April 1, 2009. The joint venture manufactures crude acrylic acid in the United States and Germany on behalf of the Company and the other joint venture partner. The variable interest relates to a cost-plus arrangement between the joint venture and each joint venture partner. The Company is not the primary beneficiary, as a majority of the joint venture’s output is sold to the other joint venture partner, and therefore the entity is not consolidated. At December 31, 2010, the Company’s investment in the joint venture was $144 million, classified as “Investment in nonconsolidated affiliates” in the consolidated balance sheets, representing the Company’s maximum exposure to loss.